SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
9.  SUBSEQUENT EVENTS

On October 9, 2014, we received a $25,000 loan from Rountree Consulting, Inc., a company owned by our CFO, Michael Rountree, paying interest at the rate of 1% per annum. The loan is payable on January 7, 2015.

On October 14, 2014, we received a $25,000 loan from a director, paying interest at the rate of 1% per annum. The loan is payable on January 12, 2015.

On October 14, 2014, we received a $40,000 loan from a related party paying interest at the rate of 1% per annum. The loan is payable on January 12, 2015.

On October 15, 2014, we received a $10,000 loan from a related party paying interest at the rate of 1% per annum. The loan is payable on January 13, 2015.

On October 31, 2014, we received a $50,000 loan from a shareholder paying interest at the rate of 1% per annum. The loan is payable on December 1, 2014.

On November 10, 2014, we received a $120,000 loan from our CEO, Gannon Giguiere, paying interest at the rate of 1% per annum. The loan is payable on February 8, 2015.

On November 28, 2014, we received a $67,500 loan from our CEO, Gannon Giguiere, paying interest at the rate of 1% per annum. The loan is repayable on February 26, 2015.

On December 15, 2014, we received a $15,000 loan from our CEO, Gannon Giguiere, paying interest at the rate of 1% per annum. The loan is repayable on March 15, 2015.

During October 2014, the Company issued 40,000 shares of the Company’s common stock for services provided by a consultant.

On October 22, 2014, we provided a Put Notice to Kodiak for cash proceeds of $300,000 to the Company. The lowest daily value weighted average trading price for our common stock during the pricing period which ended on October 29, 2014 was $0.42038 per share resulting in a Purchase Price of $0.336304 per share. Based thereon, the number of Put shares issued to Kodiak under the Put was 892,050. The excess estimated Put shares (1,407,950 shares) delivered to Kodiak were returned to the Company’s transfer agent but have yet to be cancelled. On November 13, 2014, we terminated the Equity Purchase Agreement.

Effective October 28, 2014, we entered into a consulting agreement with OTC Media, LLC (the “Consultant”) pursuant to which the Consultant provides us with investor and public relations services. The services may include public relations and direct mail campaigns. In connection therewith, we pay the Consultant a service fee equal to 20% of the cost of the campaigns together with reimbursement for the cost of the campaigns. In November 2014, Consultant conducted a campaign on our behalf at a cost of $100,000 and received a $20,000 service fee. The Consulting Agreement is in effect until December 31, 2015 and is subject to renewal.

Effective November 1, 2014, we entered into a one-year Marketing and Consulting Agreement with CorProminence LLC (“Cor”), pursuant to which Cor will provide us with shareholder and investor relations services in the form of road shows with the financial community, sponsorship and participation in financial industry trade shows, creation of informational packages for prospective investors, investor relations promotional activities and the production and distribution of executive interviews. In connection with such services, we are paying Cor $10,000 per month, payable monthly to Cor in advance and have issued 217,175 shares of our restricted common stock (the “Compensation Shares”) to Cor. The agreement may be terminated by either party for any reason upon 30 days prior written notice (the “Notice”). If the agreement is terminated by us, Cor is entitled to retain the Monthly Cash Fee paid to Cor after the Notice but prior to the effective date of termination unless such termination is due to Cor’s negligence, gross misconduct or breach of its representations, warranties and a material provision set forth in the agreement. Further, if we terminate the agreement for any reason, Cor is required to return to us a proportionate amount of the Compensation Shares based upon the number of days of the one-year term that the agreement was in effect prior to termination.

On December 15, 2014, we entered into a Securities Purchase Agreement with LG Capital Funding, LLC (“LG”) pursuant to which LG purchased an 8% redeemable, convertible note from us in the principal amount of $110,000 due December 15, 2015. The convertible note was subject to a 10% original issue discount resulting in a purchase price of $100,000. The note is convertible by LG, at its option, any time after 180 days from the date of issuance at a conversion price equal to 62% of the lowest closing bid price for our common stock for the twenty trading days prior to the date upon which LG provides us with a notice of conversion. The convertible note may be prepaid by us any time within 180 days from the date of issuance at a premium ranging from 115% for a prepayment within the initial 30 days to 145% for a prepayment after 150 days from the date of issuance but on or prior to 180 days from the date of issuance. The prepayment premium for the 31-60 day period is 121%, for the 61-90 day period is 127%, for the 91-120 day period is 133%, and for the 121-150 day period is 139%. The convertible note becomes immediately due and payable upon the occurrence of certain events of default.

On December 15, 2014, JMJ Financial (“JMJ”), a Nevada sole proprietorship, purchased a redeemable, convertible note from us in the principal amount of $55,555 due December 15, 2016. The convertible note was subject to a 10% original issue discount resulting in a purchase price of $50,000. The convertible note, including accrued interest due thereon, is convertible by JMJ, at its option, any time after 180 days from the date of issuance at a conversion price equal to the lesser of $0.16 or 60% of the average of the two lowest trading prices during the twenty trading days prior to conversion. The convertible note may be prepaid by us any time within 120 days from the date of issuance without payment of interest. If we don’t prepay the convertible note within such 120 day period, a one-time interest charge of 12% will be applied to the principal amount. If at any time when the convertible note is outstanding, we issue securities on more favorable terms than those contained in the convertible note, JMJ has the option to include the more favorable terms in the convertible note. The convertible note becomes immediately due and payable upon certain events of default and subjects us to default penalties. JMJ may provide us with additional loans on the same terms pursuant to which JMJ would receive notes which, together with the convertible note, aggregate to $250,000.

On December 19, 2014, we entered into a Securities Purchase Agreement with KBM Worldwide, Inc. (“KBM”) pursuant to which KBM purchased an 8% redeemable convertible note from the Company in the principal amount of $64,000 due September 19, 2015. The note is convertible by KBM at its option any time after 180 days from issuance at a conversion price equal to 58% of the average of the lowest three trading prices for the Company’s common stock during the ten trading day period prior to the date on which KBM provides us with a conversion notice. The note may be prepaid by us any time within 180 days from the date of issuance at a premium ranging from 115% for a prepayment within the initial 30 days to 140% for prepayment after 150 days from the date of issuance but on or prior to 180 days from the date of issuance. The prepayment premium for the 31-60 day period is 120%, for the 61-90 day period is 125%, for the 91-120 day period is 130% and for the 121-150 day period is 135%. The note becomes immediately due and payable upon the occurrence of certain events of default and subjects us to default penalties.

On January 6, 2015 we entered into a Securities Purchase Agreement (“SPA”) with FireRock Global Opportunities Fund L.P., a Delaware limited partnership (“FireRock”), pursuant to which we issued and sold to FireRock a convertible promissory note, dated January 6, 2015, in the principal amount of $137,500 (the “Initial Note”). The Initial Note was subject to a 10% original issue discount resulting in our receipt of $125,000 in proceeds. In connection with the SPA, we also issued to FireRock 250,000 shares of our restricted common stock and a five-year warrant (the “Warrant”), dated January 6, 2015, to purchase 500,000 shares (the “Warrant Shares”) of our common stock at an exercise price of $0.50 per share.

On January 23, 2015, we entered into a Note Purchase Agreement with Tangiers Investment Group, LLC (“Tangiers”) pursuant to which Tangiers purchased a one-year 10% Convertible Promissory Note from us in the principal amount of $55,000 (the “Note”). The Note was subject to a 10% original issue discount resulting in a purchase price of $50,000. The Note, including accrued interest due thereon, is convertible by Tangiers, at its option, any time after 180 days from the date of issuance at a conversion price equal to 52% of the lowest trading price for our common stock during the twenty trading days prior to conversion. The conversion price will be further reduced by 10% if we are placed on “chill” status with DTC until such “chill” is remedied and will be reduced by 5% if we are not DWAC eligible. The Note may be prepaid by us within 180 days from the date of issuance at a premium ranging from 115% for a prepayment within the initial 30 days to 145% for a prepayment after 150 days from the date of issuance but on or prior to 180 days from the date of issuance. The prepayment premium for the 31-60 day period is 121%, for the 61-90 day period is 127%, for the 91-120 day period is 133%, and for the 121-150 day period is 139%. The Note becomes immediately due and payable upon the occurrence of certain events of default and subjects us to significant default penalties.

On February 2, 2015, we entered into a one-year Consulting Agreement (the “Agreement”) with JV Holdings, LLC (“JV”) pursuant to which JV provides us with investor relations and related services. The Agreement is automatically renewable for additional one-year terms unless either party notifies the other of its intention not to renew not less than 30 days prior to the end of the existing term. In the event of a renewal, the parties will re-negotiate the cash and stock fees payable to JV under the Agreement. We are paying JV a monthly cash fee of $6,000 per month or an aggregate of $72,000 for the initial one-year term, which annualized fee is payable in full, in advance. We also issued 350,000 shares of our restricted common stock to JV, as a stock fee.

On February 2, 2015, we entered into a one-year Consulting Agreement (the “Agreement”) with Market Pulse Media, Inc. (“MP”) pursuant to which MP provides us with financial and business advice and investor relations services. The Agreement is subject to extension upon mutual agreement of the parties. In connection therewith, we issued 1,300,000 shares of our restricted common stock to MP.

On February 2, 2015, we converted (i) $351,000 in accrued salary due to Gannon Giguiere into 5,014,286 shares of our common stock (the “Giguiere Shares”); (ii) $339,780 in accrued salary due to Alan Johnson into 4,853,571 shares of our common stock (the “Johnson Shares”); and (iii) $227,435 in accrued salary due to Michael Rountree into 3,249,071 shares of our common stock (the “Rountree Shares”).

Effective February 2, 2015, the 7 members of our Advisory Board were each issued a ten-year warrant to purchase 100,000 shares of our common stock at an exercise price of $0.10 per share resulting in the issuance of an aggregate of 700,000 warrants.

Effective February 2, 2015, 11 advisors/consultants of ours were each issued a ten-year warrant to purchase 100,000 shares of our common stock at an exercise price of $0.10 per share resulting in the issuance of an aggregate of 1,100,000 warrants.

Effective February 2, 2015, $64,050 in principal and $279 in interest due thereon with respect to the loan made by Gannon K. Giguiere to us on November 10, 2014, $67,500 in principal and $124 in interest due thereon with respect to the loan made by Gannon Giguiere to us on November 28, 2014, $15,000 in principal and $21 in interest due thereon with respect to the loan made by Gannon Giguiere to us on December 15, 2014, and $14,000 in principal and $7 in interest due thereon with respect to the loan made by Gannon Giguiere to us on January 15, 2015, or an aggregate of $160,981 was converted into shares of our restricted common stock at a conversion price of $0.07 per share resulting in the issuance of 2,299,729 shares of common stock to Mr. Giguiere.

Effective February 2, 2015, $150,000 in principal and $777 in interest due thereon with respect to the loan made by Alan Johnson to us on July 29, 2014, and $9,842 in principal and $362 in interest due thereon with respect to the loan made by Alan Johnson to us on September 24, 2014, or an aggregate of $160,981 was converted into shares of our restricted common stock at a conversion price of $0.07 per share resulting in the issuance of 2,299,729 shares of common stock to Mr. Johnson.

Effective February 2, 2015, $15,000 in principal and $63 in interest due thereon with respect to the loan made by Michael Rountree to us on September 30, 2014, and $25,000 in principal and $80 in interest due thereon with respect to the loan made by Michael Rountree to us on October 9, 2014, or an aggregate of $40,143 was converted into shares of our restricted common stock at a conversion price of $0.07 per share resulting in the issuance of 573,471 shares of common stock to Mr. Rountree.

On February 2, 2015, we delivered a put notice to Aladdin for an investment amount of $75,000. This resulted in our issuance of 1,153,847 shares to Aladdin. On February 20, 2015, we delivered a put notice to Aladdin for an investment amount of $100,000. This resulted in our issuance of 1,538,462 shares to Aladdin, 198,877 of which are to be returned to us for cancellation resulting in a net issuance of 1,339,585 shares as the 1,538,462 share issuance represented an estimate as to the number of shares covered by the put.

On February 2, 2015, we entered into a one-year Consulting and Development Agreement (the “Agreement”) with Meridian Computing, Inc. (“MCI”) pursuant to which MCI provides us with services which include (i) software development services; (ii) assisting us with our product requirements, release schedules and client-server dependencies; and (iii) assisting us with our gathering and specification requirements related to mobile architecture and implementation. We are paying MCI for the services at the rate of $19,200 per month or $230,400 on an annualized basis. The annualized fee amount is payable by us in advance. Such cash payment has yet to be made. The agreement contains customary confidentiality and non-solicitation provisions. We can terminate the agreement upon 30 days prior written notice. Upon any such termination, MCI is able to retain the cash fee payment.

On February 2, 2015, we entered into a one-year Consulting Agreement (the “Agreement”) with JV Holdings, LLC (“JV”) pursuant to which JV provides us with investor relations and related services. The agreement is automatically renewable for additional one-year terms unless either party notifies the other of its intention not to renew not less than 30 days prior to the end of the existing term. In the event of a renewal, the parties will re-negotiate the cash and stock fees payable to JV under the Agreement. We are paying JV a monthly cash fee of $6,000 per month or an aggregate of $72,000 for the initial one-year term, which annualized fee is payable in full, in advance. We also issued 350,000 shares of our restricted common stock to JV, as a stock fee. The agreement contains customary confidentiality, indemnification and non-circumvention provisions. The agreement may be terminated by us upon 30 days prior written notice. In such event, JV is entitled to retain the cash and stock fees it has received prior to the date of termination.

On February 2, 2015, we entered into a Consulting Agreement (the “Agreement”) with M1 Capital Advisors LLC (“M1”) pursuant to which M1 is providing us with strategic and corporate consulting services which include (i) the development and refinement of our business plan; (ii) market and competitive research assessment; (iii) preparation of investor presentation materials; (iv) review of product features; and (v) development of marketing strategies and initiatives. The Agreement terminates on December 31, 2015. We are paying M1 a $110,000 cash fee for the services which is payable in advance. Such cash payment has yet to be made. The Agreement is renewable 60 days prior to the end of the term upon mutual agreement of the parties.

On February 2, 2015, we entered into a one-year Consulting Agreement (the “Agreement”) with Market Pulse Media, Inc. (“MP”) pursuant to which MP provides us with financial and business advice and investor relations services. The Agreement is subject to extension upon mutual agreement of the parties. In connection therewith, we issued 1,300,000 shares of our restricted common stock to MP. We can terminate the Agreement upon 30 days prior written notice. The Agreement contains a covenant not to compete and non-solicitation and indemnification provisions.

On March 3, 2015, we entered into a Securities Purchase Agreement with Union Capital, LLC (“Union”) pursuant to which Union purchased an 8% redeemable, convertible note (the “Note”) from us in the principal amount of $44,000 due March 3, 2016. The Note was subject to a 10% original issue discount resulting in a purchase price of $40,000. The Note is convertible by Union, at its option, any time after 180 days from the date of issuance at a conversion price equal to 62% of the lowest closing bid price for our common stock for the twenty trading days prior to the date upon which Union provides us with a notice of conversion. The Note may be prepaid by us any time within 180 days from the date of issuance at a premium ranging from 115% for a prepayment within the initial 30 days to 145% for a prepayment after 150 days from the date of issuance but on or prior to 180 days from the date of issuance. The prepayment premium for the 31-60 day period is 121%, for the 61-90 day period is 127%, for the 91-120 day period is 133%, and for the 121-150 day period is 139%. The Note becomes immediately due and payable upon the occurrence of certain events of default and subjects us to significant default penalties.

8. SUBSEQUENT EVENTS

The Company has evaluated subsequent events from December 31, 2013 through the date whereupon the financial statements were initially issued and has determined the following:

Stock Options

During January 2014, the Company granted options to purchase 177,500 shares of common stock to employees. The options all have an exercise price of $1.00 per share and vest over periods of 3 years. The stock price on the grant date was $3.40 per share. The options were valued on the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions: (1) risk free interest rate 2.00%, (2) term of 10 years, and (3) expected stock volatilities of 183.83% (4) dividend rate of 0%. As a result, the fair value of these options on the grant date was $597,838 and the intrinsic value was $426,000.

During February 2014, the Company granted options to purchase 25,000 shares of common stock to a consultant. The options have an exercise price of $1.00 per share and vest over 1 year. The stock price on the grant date was $3.15 per share. The options were valued on the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions: (1) risk free interest rate 2.00%, (2) term of 10 years, and (3) expected stock volatility of 186.05%. As a result, the fair value of these options on the grant date was $77,565 and the intrinsic value was $53,750.

During March 2014, the Company granted options to purchase 850,000 shares of common stock to its Chief Executive Officer, President and Chief Financial Officer. The options have an exercise price of $1.00 per share and vest over 3 years. The stock price on the grant date was $2.99 per share. The options were valued on the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions: (1) risk free interest rate 2.00%, (2) term of 10 years, and (3) expected stock volatility of 183.52%. As a result, the fair value of these options on the grant date was $2,515,575 and the intrinsic value was $1,691,500.

Warrant Awards

On March 1, 2014, the Company issued warrants to third parties for services  to purchase 750,000 shares of its common stock granted with an exercise price of $1.00 per share (initially, the exercise price was identified as $0.01 per share, however, the exercise price was subsequently corrected to $1.00 per share).  The stock price on the grant date was $2.99 per share. As a result, the intrinsic value for these warrants on the grant date was $1,492,500. The fair value of these warrants was approximately $2,207,000 and was valued on the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions: (1) risk free interest rate 2.00%, (2) term of 10 years, (3) expected stock volatility of 170.74%, and (4) expected dividend rate of 0%. All of the warrants vest immediately.

Issuance of common stock for cash

During the months of January through March 2014, the Company issued 625,000 shares of common stock for $625,000 to third party investors.

Issuance of common stock to employees for services

During January through March 2014, the Company issued 3,650,000 shares of common stock in aggregate of to its CEO, CFO and President for services. The Company will record approximately $11,560,000 of stock-based compensation expense in connection with the issuance of these shares.

Issuance of common stock to individual for services

During March, 2014, the Company issued 200,000 shares of common stock to an individual for services. The Company will record stock-based compensation expense of approximately 632,000 in connection with the issuance of these shares.

Consulting Agreement

On March 10, 2014, the Company entered into an 18-month Consulting Agreement with Harrison Group, Inc. ("Harrison") pursuant to which Harrison will (i) manage and communicate our corporate profile within the investment community; (ii) conduct and arrange meetings on our behalf with investment professionals and advise them of our plans, goals and activities; (iii) arrange meetings with other in the investment community; (iv) increase public awareness of our activities; and (v) provide us with general financial and business advice. We have the right to terminate the Consulting Agreement at any time upon 30 days prior written notice. The Company will pay Harrison cash fees at the rate of $2,500 per month and became obligated to issue Harrison 100,000 shares of common stock. The Company will record stock-based compensation of approximately $316,000 in connection with this agreement.

Service Provider Agreement

On March 10, 2014, the Company also entered into a service provider agreement with ChineseInvestors.com, Inc. ("CII"), an Indiana corporation, pursuant to which CII will provide the Company with investor and public relations advice and services. The Company had previously entered into a one-month agreement with CII effective February 18, 2014 under which the Company paid CII $6,000 and issued 3,884 shares of restricted common stock of the Company. Under the March 2014 service provider agreement, the Company paid CII $5,000 upon execution thereof and is obligated to make additional $5,000 payments to CII on or about June 15, 2014 and October 15, 2014. The Company is also obligated to issue an aggregate of 120,000 shares of restricted common stock of the Company to CII, 40,000 of which were issuable upon execution of the March 2014 Service Provider Agreement, 40,000 of which are issuable on or about June 15, 2014 and 40,000 of which are issuable on or about October 15, 2014. During the period from January 2014 to March 2014, the Company will record stock-based compensation of approximately $139,000 pursuant to these agreements in connection with the issuance of 43,884 shares of the Company’s common stock.